UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 44.4%
Consumer Discretionary 11.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		900,000	976,500
Cablevision Systems Corp., 8.625%, 9/15/2017		1,100,000	1,223,750
CBS Corp., 5.9%, 10/15/2040		600,000	561,157
CCO Holdings LLC, 7.0%, 1/15/2019		1,300,000	1,332,500
DIRECTV Holdings LLC, 6.35%, 3/15/2040		815,000	815,175
Expedia, Inc., 5.95%, 8/15/2020		1,500,000	1,513,125
Home Depot, Inc., 5.4%, 9/15/2040		420,000	390,263
JC Penney Co., Inc., 5.65%, 6/1/2020		1,100,000	1,060,125
Levi Strauss & Co., 7.625%, 5/15/2020		1,200,000	1,203,000
MGM Resorts International, 9.0%, 3/15/2020		550,000	602,938
NBCUniversal Media LLC:
144A, 5.95%, 4/1/2041		350,000	335,393
144A, 5.15%, 4/30/2020		500,000	515,325
Norcraft Companies LP, 10.5%, 12/15/2015		100,000	106,875
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016		750,000	803,437
Time Warner Cable, Inc., 7.3%, 7/1/2038		40,000	44,286
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	396,369
7.625%, 4/15/2031		400,000	461,427
Yum! Brands, Inc., 3.875%, 11/1/2020		465,000	439,110

			12,780,755
Consumer Staples 2.8%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		750,000	922,731
CVS Caremark Corp.:
6.125%, 9/15/2039		500,000	509,144
6.25%, 6/1/2027		332,000	363,642
Kraft Foods, Inc., 5.375%, 2/10/2020		1,000,000	1,055,746
Kroger Co., 5.4%, 7/15/2040		375,000	351,948

			3,203,211
Energy 5.2%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		980,000	1,263,126
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	457,838
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		500,000	512,439
6.95%, 1/15/2038		210,000	226,379
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		185,000	186,477
ONEOK Partners LP, 6.15%, 10/1/2016		357,000	402,712
Plains All American Pipeline LP, 8.75%, 5/1/2019		950,000	1,188,497
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		650,000	612,372
Weatherford International Ltd., 5.125%, 9/15/2020		700,000	695,069
Williams Partners LP, 4.125%, 11/15/2020		300,000	285,564

			5,830,473
Financials 13.6%
American Express Co., 7.0%, 3/19/2018		800,000	934,980
Bank of America Corp., 5.75%, 12/1/2017		710,000	748,064
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		205,000	205,510
Citigroup, Inc., 5.375%, 8/9/2020		1,000,000	1,029,453
CNA Fianancial Corp., 5.75%, 8/15/2021		598,000	612,242
Discover Bank, 8.7%, 11/18/2019		710,000	850,625
Fifth Third Bancorp., 5.45%, 1/15/2017		751,000	778,359
Ford Motor Credit Co., LLC:
7.0%, 4/15/2015		900,000	974,183
8.0%, 6/1/2014		750,000	834,134
General Electric Capital Corp., 5.3%, 2/11/2021		465,000	472,286
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		300,000	281,693
Health Care REIT, Inc., (REIT), 6.5%, 3/15/2041		205,000	197,947
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,500,000	1,609,980
KeyCorp, 5.1%, 3/24/2021		800,000	795,062
Lincoln National Corp., 8.75%, 7/1/2019		500,000	633,130
MetLife, Inc., Series A, 6.817%, 8/15/2018		400,000	462,505
Morgan Stanley:
5.75%, 1/25/2021		485,000	489,509
Series F, 6.625%, 4/1/2018		475,000	522,080
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		227,000	224,842
PNC Bank NA, 6.875%, 4/1/2018		200,000	226,778
Prudential Financial, Inc.:
6.2%, 1/15/2015		100,000	110,367
7.375%, 6/15/2019		120,000	140,894
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	909,037	32,172
Royal Bank of Scotland PLC, 6.125%, 1/11/2021		300,000	308,421
SunTrust Banks, Inc., 3.6%, 4/15/2016		185,000	183,897
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		800,000	845,700
Toll Brothers Finance Corp., 8.91%, 10/15/2017		200,000	232,013
Wells Fargo & Co., 4.6%, 4/1/2021		585,000	578,509

			15,315,335
Health Care 3.1%
Express Scripts, Inc., 7.25%, 6/15/2019		720,000	859,833
McKesson Corp., 4.75%, 3/1/2021		475,000	481,728
Medco Health Solutions, Inc., 7.125%, 3/15/2018		500,000	583,111
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		650,000	643,349
6.4%, 7/1/2017		500,000	563,188
Sanofi-Aventis SA, 4.0%, 3/29/2021		333,000	327,505

			3,458,714
Industrials 1.2%
CSX Corp.:
6.15%, 5/1/2037		400,000	423,700
6.25%, 3/15/2018		800,000	912,473

			1,336,173
Materials 3.1%
ArcelorMittal, 6.125%, 6/1/2018		500,000	529,627
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		600,000	724,674
Dow Chemical Co., 4.25%, 11/15/2020		455,000	434,540
Exopack Holding Corp., 11.25%, 2/1/2014		420,000	432,075
International Paper Co., 7.3%, 11/15/2039		770,000	861,447
United States Steel Corp., 7.375%, 4/1/2020		550,000	576,125

			3,558,488
Telecommunication Services 2.8%
American Tower Corp., 5.05%, 9/1/2020		900,000	874,378
Embarq Corp., 7.082%, 6/1/2016		709,000	806,268
Frontier Communications Corp., 8.125%, 10/1/2018		700,000	753,375
Qwest Communications International, Inc., 8.0%, 10/1/2015		500,000	551,875
Verizon Communications, Inc., 4.6%, 4/1/2021		224,000	223,041

			3,208,937
Utilities 1.3%
DTE Energy Co., 7.625%, 5/15/2014		152,000	174,625
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		26,811	22,871
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		367,000	363,860
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	112,404
Sempra Energy, 6.5%, 6/1/2016		650,000	741,844

			1,415,604

Total Corporate Bonds (Cost $48,389,464)			50,107,690
Mortgage-Backed Securities Pass-Throughs 15.1%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 10/1/2023 until 8/1/2024		344,567	370,626
5.514% *, 2/1/2038		441,875	467,761
6.5%, 3/1/2026		707,836	796,240
7.0%, 1/1/2038		127,425	145,000
Federal National Mortgage Association:
3.213% *, 8/1/2037		114,586	120,062
3.5%, 8/1/2025 (b)		2,500,000	2,506,445
4.0%, 9/1/2040		1,980,572	1,952,487
5.0%, with various maturities from 2/1/2021 until 8/1/2040		3,050,924	3,205,344
5.152% *, 9/1/2038		206,139	218,792
5.38% *, 1/1/2038		488,635	515,670
5.5%, with various maturities from 12/1/2032 until 4/1/2037 (b)		2,369,724	2,537,695
6.0%, with various maturities from 4/1/2024 until 3/1/2025 (b)		733,492	809,317
6.5%, with various maturities from 3/1/2017 until 12/1/2037 (b)		848,755	946,752
8.0%, 9/1/2015		14,425	15,667
Government National Mortgage Association, 4.5%, 6/1/2039 (b)		2,375,000	2,449,589

Total Mortgage-Backed Securities Pass-Throughs (Cost $16,581,128)			17,057,447
Commercial Mortgage-Backed Securities 13.0%
Banc of America Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045		1,200,000	1,269,491
"A4", Series 2006-3, 5.889%, 7/10/2044		975,000	1,054,735
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		700,000	746,154
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.222% *, 7/15/2044		2,200,000	2,364,870
"A5", Series 2006-CD3, 5.617%, 10/15/2048		625,000	671,815
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037		1,500,000	1,590,360
"A4", Series 2006-CB16, 5.552%, 5/12/2045		640,000	685,084
"A4", Series 2007-LD12, 5.882%, 2/15/2051		1,050,000	1,124,143
"F", Series 2007-LD11, 6.005% *, 6/15/2049		650,000	84,049
"G", Series 2007-LD11, 144A, 6.005% *, 6/15/2049		760,000	63,454
"H", Series 2007-LD11, 144A, 6.005% *, 6/15/2049		460,000	25,216
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		1,750,000	1,851,359
"E", Series 2005-C2, 5.522% *, 4/15/2015		500,000	432,093
"A4", Series 2007-C6, 5.858%, 7/15/2040		490,000	521,533
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.02% *, 6/12/2050		590,000	627,011
Morgan Stanley Capital I, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		390,000	409,367
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.446% *, 12/15/2044		950,000	1,021,740
"H", Series 2007-C32, 144A, 5.932% *, 6/15/2049		770,000	91,889

Total Commercial Mortgage-Backed Securities (Cost $16,644,556)			14,634,363
Collateralized Mortgage Obligations 4.1%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		617,789	552,690
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		158,228	102,658
Federal Home Loan Mortgage Corp., "PE", Series 2898, 5.0%, 5/15/2033		335,000	355,179
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		5,840,650	691,913
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	799,519
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	393,820
Government National Mortgage Association:
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		1,944,973	261,325
"MI", Series 2010-109, Interest Only, 4.5%, 10/20/2037		3,404,663	561,322
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,295,508	231,433
"IP", Series 2010-79, Interest Only, 4.5%, 5/20/2039		2,297,910	435,695
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		673,277	121,772
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		452,565	80,647
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		12,257	11,685

Total Collateralized Mortgage Obligations (Cost $4,610,038)			4,599,658
Government & Agency Obligations 13.8%
Sovereign Bonds 6.6%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		400,000	406,000
Kingdom of Morocco, REG S, 4.5%, 10/5/2020	EUR	625,000	800,127
Republic of Argentina:
GDP Linked Note, Zero Coupon, 12/15/2035 (c)		410,000	66,215
8.28%, 12/31/2033		650,476	579,899
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	37,871
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	43,400
Republic of Lithuania, REG S, 5.125%, 9/14/2017		200,000	200,750
Republic of Panama:
5.2%, 1/30/2020		425,000	450,500
7.125%, 1/29/2026		220,000	261,030
7.25%, 3/15/2015		80,000	93,000
Republic of Poland, 6.375%, 7/15/2019		310,000	344,949
Republic of Serbia, REG S, 6.75%, 11/1/2024		480,667	481,868
Republic of South Africa, 6.25%, 3/8/2041		600,000	618,372
Republic of Sri Lanka, 144A, 6.25%, 10/4/2020		825,000	802,313
Republic of Venezuela, REG S, 7.75%, 10/13/2019		1,000,000	686,500
Russian Federation, 144A, 5.0%, 4/29/2020		1,600,000	1,618,000

			7,490,794
US Treasury Obligations 7.2%
US Treasury Bill, 0.135% **, 9/15/2011 (d)		969,000	968,281
US Treasury Bond, 4.75%, 2/15/2037 (e)		1,000,000	1,046,719
US Treasury Note, 0.875%, 1/31/2012		1,000,000	1,004,961
US Treasury-Inflation Linked Note, 1.125%, 1/15/2021 (e)		5,032,850	5,106,375

			8,126,336

Total Government & Agency Obligations (Cost $15,654,295)			15,617,130
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014		205,000	234,212
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	111,750

Total Loan Participations and Assignments (Cost $302,801)			345,962
Municipal Bonds and Notes 6.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		420,000	381,259
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028 (f)		655,000	719,105
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (f)		410,000	404,953
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		1,300,000	1,263,873
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037, INS: Radian (f)		315,000	254,293
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain Systems, Build America Bonds, 6.25%, 5/15/2043 (f)		400,000	410,664
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (f)		400,000	393,020
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC (f)		860,000	947,307
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016 (f)		930,000	964,885
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035, INS: AGMC (f)		515,000	482,323
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC (f)		755,000	764,513
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	280,739

Total Municipal Bonds and Notes (Cost $7,239,908)			7,266,934
		Shares	Value ($)

Securities Lending Collateral 5.1%
Daily Assets Fund Institutional, 0.22% (g) (h) (Cost $5,740,058)		5,740,058	5,740,058
Cash Equivalents 5.6%
Central Cash Management Fund, 0.17% (g) (Cost $6,353,611)		6,353,611	6,353,611

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $121,515,859) †	107.8	121,722,853
Other Assets and Liabilities, Net	(7.8)	(8,772,484)

Net Assets	100.0	112,950,369

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $ 121,534,651.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $188,202. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,452,686 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,264,484.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(d)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $5,638,464 which is 5.0% of net assets.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
GDP: Gross Domestic Product
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Radian: Radian Asset Assurance, Inc.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	6/21/2011	96	11,427,000	83,797
2 Year US Treasury Note	USD	6/30/2011	125	27,265,625	(19,531)
British Pound Currency	USD	6/13/2011	27	2,708,775	22,106
Euro Currency	USD	6/13/2011	15	2,658,938	(34,312)
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	28	4,812,582	48,213
Total net unrealized appreciation					100,273

At March 31, 2011, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

03/21/2011 6/20/2016	4,800,0001	5.0%	DJ CDX High Yield	108,843	107,943	900

At March 31, 2011, total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
3/16/2011 4/25/2011	9,000,0002	1.0%	Barclays Commodities Producers Currency Index	250,531	—	250,531

Counterparties:
1	Citigroup, Inc.
2	Barclays Bank PLC
LIBOR: London InterBank Offered Rate
As of March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	625,000	USD	861,344	4/28/2011	(23,945)	HSBC Bank USA
RUB	1,200,000	USD	40,791	4/28/2011	(1,319)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(25,264)

Currency Abbreviations

EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$50,107,690	$—	$50,107,690
Mortgage-Backed Securities Pass-Throughs	—	17,057,447	—	17,057,447
Commercial Mortgage-Backed Securities	—	14,634,363	—	14,634,363
Collateralized Mortgage Obligations	—	4,599,658	—	4,599,658
Government & Agency Obligations	—	14,648,849	—	14,648,849
Loan Participations and Assignments	—	345,962	—	345,962
Municipal Bonds and Notes	—	7,266,934	—	7,266,934
Short-Term Investments(i)	12,093,669	968,281	—	13,061,950
Derivatives(j)	154,116	251,431	—	405,547
Total	$12,247,785	$109,880,615	$—	$122,128,400
Liabilities
Derivatives(j)	$(53,843)	$(25,264)	$—	$(79,107)
Total	$(53,843)	$(25,264)	$—	$(79,107)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$900	$—
Foreign Exchange Contracts	$(12,206)	$—	$(25,264)
Interest Rate Contracts	$48,213	$250,531	$—

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Capital Growth VIP
	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 12.6%
Auto Components 3.2%
Autoliv, Inc. (a)	97,757	7,256,502
BorgWarner, Inc.* (a)	206,270	16,437,656

		23,694,158
Hotels Restaurants & Leisure 3.4%
Darden Restaurants, Inc. (a)	185,940	9,135,232
Marriott International, Inc. "A" (a)	320,960	11,419,757
McDonald's Corp.	65,750	5,002,917

		25,557,906
Multiline Retail 1.5%
Dollar General Corp.* (a)	126,660	3,970,791
Nordstrom, Inc. (a)	152,492	6,843,841

		10,814,632
Specialty Retail 2.9%
Dick's Sporting Goods, Inc.* (a)	217,801	8,707,684
Limited Brands, Inc. (a)	395,550	13,005,684

		21,713,368
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. "B" (a)	159,565	12,079,071
Consumer Staples 5.0%
Beverages 1.3%
PepsiCo, Inc.	154,655	9,961,328
Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc. (a)	93,484	4,865,842
Food Products 1.2%
Kellogg Co.	160,770	8,678,365
Household Products 1.8%
Church & Dwight Co., Inc. (a)	86,072	6,828,953
Colgate-Palmolive Co. (a)	82,620	6,672,391

		13,501,344
Energy 13.5%
Energy Equipment & Services 4.4%
National Oilwell Varco, Inc.	207,141	16,420,067
Schlumberger Ltd.	172,913	16,125,867

		32,545,934
Oil, Gas & Consumable Fuels 9.1%
Alpha Natural Resources, Inc.* (a)	94,734	5,624,357
Anadarko Petroleum Corp. (a)	166,080	13,605,274
EOG Resources, Inc. (a)	130,000	15,406,300
Exxon Mobil Corp. (a)	170,108	14,311,186
Occidental Petroleum Corp.	127,780	13,351,732
Plains Exploration & Production Co.*	157,704	5,713,616

		68,012,465
Financials 4.9%
Capital Markets
Ameriprise Financial, Inc.	83,611	5,106,960
Charles Schwab Corp. (a)	335,060	6,041,132
Morgan Stanley (a)	336,274	9,187,005
T. Rowe Price Group, Inc. (a)	241,250	16,023,825

		36,358,922
Health Care 9.6%
Biotechnology 4.3%
Amgen, Inc.*	92,562	4,947,439
Celgene Corp.* (a)	308,540	17,750,306
Gilead Sciences, Inc.*	228,025	9,677,381

		32,375,126
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp.* (a)	64,351	5,598,537
Thoratec Corp.* (a)	94,606	2,453,134

		8,051,671
Health Care Providers & Services 3.6%
Express Scripts, Inc.* (a)	283,050	15,740,410
McKesson Corp.	140,760	11,127,078

		26,867,488
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.*	75,240	4,179,582
Industrials 16.7%
Aerospace & Defense 3.3%
TransDigm Group, Inc.* (a)	91,259	7,650,242
United Technologies Corp. (a)	200,721	16,991,032

		24,641,274
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	78,007	6,916,881
Electrical Equipment 4.1%
AMETEK, Inc.	356,999	15,661,546
Roper Industries, Inc. (a)	173,080	14,964,497

		30,626,043
Machinery 6.0%
Meritor, Inc.* (a)	276,621	4,694,258
Navistar International Corp.* (a)	208,017	14,421,819
Parker Hannifin Corp. (a)	192,280	18,205,070
SPX Corp.	91,753	7,284,271

		44,605,418
Road & Rail 2.3%
Norfolk Southern Corp. (a)	248,440	17,209,439
Information Technology 31.2%
Communications Equipment 4.1%
Cisco Systems, Inc.	740,547	12,700,381
QUALCOMM, Inc.	316,007	17,326,664

		30,027,045
Computers & Peripherals 8.9%
Apple, Inc.*	122,624	42,728,333
EMC Corp.* (a)	618,275	16,415,201
Hewlett-Packard Co. (a)	176,735	7,240,833

		66,384,367
Internet Software & Services 3.5%
Akamai Technologies, Inc.*	292,747	11,124,386
Google, Inc. "A"*	25,885	15,174,046

		26,298,432
IT Services 4.3%
Accenture PLC "A"	193,675	10,646,315
International Business Machines Corp.	58,200	9,490,674
VeriFone Systems, Inc.* (a)	214,790	11,802,710

		31,939,699
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	524,910	10,587,434
Skyworks Solutions, Inc.* (a)	119,266	3,866,604

		14,454,038
Software 8.4%
Adobe Systems, Inc.*	117,850	3,907,906
Check Point Software Technologies Ltd.* (a)	144,230	7,362,942
Concur Technologies, Inc.* (a)	117,658	6,524,136
Microsoft Corp.	631,850	16,023,716
Oracle Corp.	657,175	21,929,930
Solera Holdings, Inc. (a)	133,344	6,813,878

		62,562,508
Materials 5.1%
Chemicals 3.2%
Huntsman Corp. (a)	819,825	14,248,558
The Mosaic Co.	115,621	9,105,154

		23,353,712
Containers & Packaging 0.9%
Owens-Illinois, Inc.*	214,617	6,479,287
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	139,434	7,745,559
Telecommunication Services 1.1%
Wireless Telecommunication Services
American Tower Corp. "A"*	152,270	7,890,632

Total Common Stocks (Cost $485,664,750)		740,391,536
Securities Lending Collateral 35.7%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $265,627,960)	265,627,960	265,627,960
Cash Equivalents 0.5%
Central Cash Management Fund, 0.17% (b) (Cost $3,655,520)	3,655,520	3,655,520

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $754,948,230) †	135.9	1,009,675,016
Other Assets and Liabilities, Net (a)	(35.9)	(266,883,922)

Net Assets	100.0	742,791,094

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $757,900,702.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $251,774,314.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $259,544,149 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,769,835.

(a)
All or a portion of these securities were on loan amounting to $253,043,134. In addition, included in other assets and liabilities, net are pending sales, amounting to $3,569,744, that are also on loan. The value of all securities loaned at March 31, 2011 amounted to $256,612,878 which is 34.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$740,391,536	$—	$—	$740,391,536
Short-Term Investments(d)	269,283,480	—	—	269,283,480
Total	$1,009,675,016	$—	$—	$1,009,675,016

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Global Opportunities VIP
(Effective April 29, 2011, the Fund was renamed DWS Global Small Cap Growth VIP)
	Shares	Value ($)
Common Stocks 97.2%
Australia 2.3%
Austal Ltd. (a)	317,365	997,930
Lynas Corp., Ltd.*	1,164,743	2,710,691

(Cost $1,390,842)		3,708,621
Austria 0.8%
Andritz AG (a) (Cost $1,240,572)	14,123	1,316,794
Bermuda 0.7%
Lazard Ltd. "A" (b) (Cost $666,344)	27,300	1,135,134
Brazil 1.0%
Fleury SA (Cost $1,270,253)	107,785	1,600,947
Canada 1.7%
SunOpta, Inc.*	234,000	1,736,280
Thompson Creek Metals Co., Inc.* (a)	74,179	930,205

(Cost $2,847,987)		2,666,485
Channel Islands 1.2%
Charter International PLC	76,623	993,182
Randgold Resources Ltd. (ADR)* (c)	11,800	962,172

(Cost $1,692,986)		1,955,354
China 2.0%
Charm Communications, Inc. (ADR)*	34,536	348,468
Minth Group Ltd.	1,105,800	1,848,082
VanceInfo Technologies, Inc. (ADR)*	34,175	1,073,437

(Cost $994,393)		3,269,987
Cyprus 0.5%
ProSafe SE (a) (d) (Cost $681,555)	104,343	791,877
France 1.9%
Flamel Technologies SA (ADR)*	169,600	1,019,296
JC Decaux SA*	45,071	1,512,550
Meetic	19,827	434,127

(Cost $3,646,705)		2,965,973
Germany 5.6%
Fresenius Medical Care AG & Co. KGaA	70,119	4,709,268
M.A.X. Automation AG	245,997	1,425,535
Rational AG	6,036	1,437,108
United Internet AG (Registered)	78,543	1,413,651

(Cost $2,521,188)		8,985,562
Gibraltar 0.4%
PartyGaming PLC* (Cost $887,555)	214,906	689,504
Hong Kong 5.1%
Dah Sing Banking Group Ltd.	555,740	861,629
EVA Precision Industrial Holdings Ltd. (e)	2,625,521	1,923,941
K Wah International Holdings Ltd.	3,551,046	1,419,770
Kingboard Chemical Holdings Ltd.	290,640	1,530,068
REXLot Holdings Ltd. (a) (e)	14,450,000	1,597,598
Shui On Construction & Materials Ltd.	658,000	883,136

(Cost $5,275,720)		8,216,142
India 0.3%
Magma Fincorp Ltd. (Cost $467,151)	307,555	410,349
Ireland 3.0%
C&C Group PLC (f)	149,879	673,547
C&C Group PLC (f)	185,737	839,692
Paddy Power PLC	39,555	1,732,171
Ryanair Holdings PLC (f)	2,200	10,383
Ryanair Holdings PLC (f)	312,536	1,487,788

(Cost $3,115,500)		4,743,581
Italy 0.6%
Prysmian SpA (Cost $837,686)	46,571	999,246
Japan 7.1%
Digital Garage, Inc.*	471	2,083,770
Hajime Construction Co., Ltd.	43,316	1,010,255
Internet Initiative Japan, Inc.	398	1,194,766
JFE Shoji Holdings, Inc.	55,000	238,699
MISUMI Group, Inc.	64,046	1,589,986
Nippon Seiki Co., Ltd.	106,068	1,273,887
Star Micronics Co., Ltd.	77,941	863,929
Sumikin Bussan Corp.	331,703	785,591
Universal Entertainment Corp.*	77,200	2,265,511

(Cost $8,277,786)		11,306,394
Korea 1.4%
Daegu Bank	81,282	1,333,767
S&T Dynamics Co., Ltd.	60,890	982,500

(Cost $1,952,504)		2,316,267
Luxembourg 0.5%
L'Occitane International SA* (Cost $590,029)	300,750	740,803
Netherlands 4.2%
Brunel International NV	23,026	1,084,049
Chicago Bridge & Iron Co. NV (g)	48,500	1,972,010
Koninklijke Vopak NV	32,153	1,547,007
SBM Offshore NV	74,639	2,166,341

(Cost $2,632,347)		6,769,407
Philippines 0.3%
Cebu Air, Inc.* (Cost $792,490)	258,830	474,124
Singapore 2.7%
Amtek Engineering Ltd.*	1,907,000	1,921,373
UOB-Kay Hian Holdings Ltd.	587,000	819,611
Venture Corp., Ltd.	198,773	1,515,437

(Cost $3,252,407)		4,256,421
South Africa 0.4%
Northam Platinum Ltd. (a) (Cost $734,867)	108,524	705,847
Spain 1.4%
Prosegur, Compania de Seguridad SA (Registered)	14,013	834,087
Tecnicas Reunidas SA	14,090	847,057
Telvent GIT SA* (b)	18,992	552,857

(Cost $2,155,351)		2,234,001
Switzerland 1.0%
Partners Group Holding AG (Cost $529,407)	8,682	1,659,836
Taiwan 0.8%
E Ink Holdings, Inc.* (Cost $1,496,706)	754,050	1,219,291
Thailand 0.7%
Kiatnakin Bank PCL (Foreign Registered) (Cost $769,666)	913,600	1,064,784
United Arab Emirates 0.8%
Lamprell PLC (Cost $670,976)	220,696	1,247,992
United Kingdom 7.6%
Aegis Group PLC	277,722	636,650
ARM Holdings PLC	177,594	1,638,153
Ashmore Group PLC	317,788	1,689,461
Babcock International Group PLC	180,919	1,802,329
Burberry Group PLC	51,674	973,192
Domino's Pizza UK & IRL PLC	142,859	980,636
ICAP PLC	98,470	834,058
John Wood Group PLC	122,820	1,256,052
Rotork PLC	46,454	1,301,145
Serco Group PLC	120,037	1,074,503

(Cost $7,012,165)		12,186,179
United States 41.2%
Accuray, Inc.*	125,840	1,136,335
Advance Auto Parts, Inc. (a)	18,150	1,191,003
Aecom Technology Corp.*	48,468	1,344,018
Aeropostale, Inc.*	54,050	1,314,496
Affiliated Managers Group, Inc.*	10,000	1,093,700
Altra Holdings, Inc.*	43,108	1,018,211
BE Aerospace, Inc.*	42,000	1,492,260
BorgWarner, Inc.*	23,700	1,888,653
Cameron International Corp.*	19,200	1,096,320
Cardtronics, Inc.*	72,000	1,465,200
Centene Corp.*	49,668	1,638,051
Central European Distribution Corp.* (h)	31,300	355,255
Cliffs Natural Resources, Inc.	17,700	1,739,556
Cloud Peak Energy, Inc.*	42,433	916,128
Cognex Corp.	30,503	861,710
Complete Production Services, Inc.*	40,807	1,298,071
Deckers Outdoor Corp.* (a)	29,992	2,583,811
Diamond Foods, Inc. (a)	35,100	1,958,580
Dresser-Rand Group, Inc.* (a)	27,800	1,490,636
EnerNOC, Inc.* (a)	27,700	529,347
FSI International, Inc.*	193,500	847,530
Green Mountain Coffee Roasters, Inc.* (a)	25,091	1,621,129
Guess?, Inc.	30,700	1,208,045
Harris Corp.	23,500	1,165,600
hhgregg, Inc.* (a)	50,566	677,079
Huntington Bancshares, Inc.	117,453	779,888
Itron, Inc.*	26,900	1,518,236
Jarden Corp. (a)	23,400	832,338
Jefferies Group, Inc.	56,400	1,406,616
Joy Global, Inc. (a)	22,075	2,181,231
Kinetic Concepts, Inc.*	23,454	1,276,367
Lam Research Corp.*	20,300	1,150,198
Life Technologies Corp.*	30,200	1,583,084
Metabolix, Inc.* (a)	45,800	481,358
NIC, Inc. (a)	78,307	975,705
Northern Oil & Gas, Inc.* (a)	38,895	1,038,496
NxStage Medical, Inc.*	66,947	1,471,495
Onyx Pharmaceuticals, Inc.*	22,453	789,896
Pacira Pharmaceuticals, Inc.*	93,398	663,126
Prosperity Bancshares, Inc. (a)	25,700	1,099,189
Questcor Pharmaceuticals, Inc.* (a)	133,473	1,923,346
Rovi Corp.* (a)	23,300	1,250,045
Schweitzer-Mauduit International, Inc.	24,006	1,214,944
Stericycle, Inc.* (a)	17,600	1,560,592
STR Holdings, Inc.* (a)	44,223	848,197
SXC Health Solutions Corp.* (a)	35,294	1,934,111
Sycamore Networks, Inc.	30,900	754,887
Thoratec Corp.*	57,200	1,483,196
TiVo, Inc.* (a)	72,127	631,832
Ultra Petroleum Corp.*	29,400	1,447,950
Urban Outfitters, Inc.*	42,100	1,255,843
VIVUS, Inc.* (a)	87,347	540,678
Waddell & Reed Financial, Inc. "A"	26,800	1,088,348
Zions Bancorp. (a)	34,576	797,324

(Cost $43,693,387)		65,909,240

Total Common Stocks (Cost $102,096,525)		155,546,142
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	39,014	31,347
Securities Lending Collateral 14.3%
Daily Assets Fund Institutional, 0.22% (i) (j) (Cost $22,906,880)	22,906,880	22,906,880
Cash Equivalents 2.4%
Central Cash Management Fund, 0.17% (i) (Cost $3,828,507)	3,828,507	3,828,507

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $128,831,912) †	113.9	182,312,876
Other Assets and Liabilities, Net	(13.9)	(22,284,066)

Net Assets	100.0	160,028,810

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $131,485,926.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $50,826,950.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,801,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,974,908.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $21,996,717 which is 13.7% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(d)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(e)	Security is listed in country of domicile. Significant business activities of company are in China.
(f)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(g)	Listed on the New York Stock Exchange.
(h)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2011 the DWS Global Opportunities VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Warrants

Industrials	35,208,105	22.6%
Consumer Discretionary	26,560,575	17.1%
Information Technology	24,171,776	15.5%
Health Care	22,250,554	14.3%
Financials	17,493,464	11.3%
Energy	13,596,920	8.7%
Materials	9,111,612	5.9%
Consumer Staples	7,184,483	4.6%
Total	155,577,489	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$3,708,621	$—	$3,708,621
Austria	—	1,316,794	—	1,316,794
Bermuda	1,135,134	—	—	1,135,134
Brazil	1,600,947	—	—	1,600,947
Canada	2,666,485	—	—	2,666,485
Channel Islands	962,172	993,182	—	1,955,354
China	1,421,905	1,848,082	—	3,269,987
Cyprus	—	791,877	—	791,877
France	1,019,296	1,946,677	—	2,965,973
Germany	—	8,985,562	—	8,985,562
Gibraltar	—	689,504	—	689,504
Hong Kong	—	8,247,489	—	8,247,489
India	—	410,349	—	410,349
Ireland	—	4,743,581	—	4,743,581
Italy	—	999,246	—	999,246
Japan	—	11,306,394	—	11,306,394
Korea	—	2,316,267	—	2,316,267
Luxembourg	—	740,803	—	740,803
Netherlands	1,972,010	4,797,397	—	6,769,407
Philippines	—	474,124	—	474,124
Singapore	—	4,256,421	—	4,256,421
South Africa	—	705,847	—	705,847
Spain	552,857	1,681,144	—	2,234,001
Switzerland	—	1,659,836	—	1,659,836
Taiwan	—	1,219,291	—	1,219,291
Thailand	—	1,064,784	—	1,064,784
United Arab Emirates	—	1,247,992	—	1,247,992
United Kingdom	—	12,186,179	—	12,186,179
United States	65,909,240	—	—	65,909,240
Short-Term Investments(k)	26,735,387	—	—	26,735,387
Total	$103,975,433	$78,337,443	$—	$182,312,876

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(k)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Growth & Income VIP
	Shares	Value ($)
Common Stocks 100.4%
Consumer Discretionary 10.8%
Auto Components 0.1%
Dana Holding Corp.*	3,900	67,821
Diversified Consumer Services 0.3%
Apollo Group, Inc. "A"*	3,800	158,498
Career Education Corp.* (a)	6,500	147,680

		306,178
Hotels Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	2,600	127,738
McDonald's Corp.	3,300	251,097
Starbucks Corp.	10,000	369,500
Wynn Resorts Ltd.	3,100	394,475

		1,142,810
Household Durables 0.2%
Whirlpool Corp.	2,600	221,936
Internet & Catalog Retail 0.5%
Liberty Media Corp. - Interactive "A"*	31,200	500,448
Media 4.4%
Comcast Corp. "A"	73,200	1,809,504
Discovery Communications, Inc. "A"*	2,300	91,770
Time Warner, Inc.	30,700	1,095,990
Walt Disney Co.	37,700	1,624,493

		4,621,757
Multiline Retail 1.5%
Dillard's, Inc. "A" (a)	21,907	878,909
Dollar General Corp.*	2,300	72,105
J.C. Penney Co., Inc.	6,100	219,051
Kohl's Corp.	1,800	95,472
Macy's, Inc.	13,400	325,084

		1,590,621
Specialty Retail 1.8%
Advance Auto Parts, Inc.	1,200	78,744
Chico's FAS, Inc.	5,200	77,480
Dick's Sporting Goods, Inc.*	2,000	79,960
GameStop Corp. "A"* (a)	5,600	126,112
Ross Stores, Inc.	1,200	85,344
The Gap, Inc.	13,800	312,708
TJX Companies, Inc.	21,500	1,069,195

		1,829,543
Textiles, Apparel & Luxury Goods 0.9%
VF Corp. (a)	9,500	936,035
Consumer Staples 6.7%
Beverages 0.1%
Molson Coors Brewing Co. "B"	1,600	75,024
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	3,500	256,620
Safeway, Inc.	20,500	482,570
Wal-Mart Stores, Inc.	15,200	791,160
Walgreen Co.	3,700	148,518

		1,678,868
Food Products 3.2%
Archer-Daniels-Midland Co.	15,900	572,559
ConAgra Foods, Inc.	5,200	123,500
Corn Products International, Inc.	3,800	196,916
Fresh Del Monte Produce, Inc.	5,600	146,216
Hormel Foods Corp.	5,400	150,336
Smithfield Foods, Inc.*	6,700	161,202
The Hershey Co.	12,400	673,940
The JM Smucker Co.	2,000	142,780
Tyson Foods, Inc. "A"	56,900	1,091,911
Unilever PLC (ADR)	2,600	79,612

		3,338,972
Household Products 0.5%
Church & Dwight Co., Inc.	600	47,604
Colgate-Palmolive Co.	5,600	452,256

		499,860
Personal Products 0.3%
Herbalife Ltd.	3,600	292,896
Tobacco 1.0%
Lorillard, Inc.	8,100	769,581
Philip Morris International, Inc.	4,900	321,587

		1,091,168
Energy 13.0%
Energy Equipment & Services 0.9%
Complete Production Services, Inc.*	7,200	229,032
Ensco PLC (ADR)	2,100	121,464
National Oilwell Varco, Inc.	2,700	214,029
Oil States International, Inc.* (a)	5,800	441,612

		1,006,137
Oil, Gas & Consumable Fuels 12.1%
Anadarko Petroleum Corp.	1,100	90,112
Apache Corp.	2,900	379,668
Chevron Corp. (a)	28,300	3,040,269
ConocoPhillips	32,400	2,587,464
CVR Energy, Inc.*	4,400	101,904
Devon Energy Corp.	7,400	679,098
Exxon Mobil Corp.	26,400	2,221,032
Hess Corp.	8,200	698,722
Marathon Oil Corp.	23,600	1,258,116
Murphy Oil Corp.	3,900	286,338
Southwestern Energy Co.*	1,400	60,158
Valero Energy Corp.	39,700	1,183,854

		12,586,735
Financials 16.6%
Capital Markets 1.4%
BlackRock, Inc.	2,900	582,929
Franklin Resources, Inc.	3,300	412,764
Invesco Ltd.	7,800	199,368
T. Rowe Price Group, Inc.	4,400	292,248

		1,487,309
Commercial Banks 2.7%
Fifth Third Bancorp.	19,400	269,272
KeyCorp	51,800	459,984
M&T Bank Corp. (a)	2,800	247,716
Marshall & Ilsley Corp.	10,500	83,895
SunTrust Banks, Inc.	56,000	1,615,040
Zions Bancorp. (a)	5,400	124,524

		2,800,431
Consumer Finance 2.1%
Capital One Financial Corp. (a)	31,300	1,626,348
Discover Financial Services	25,400	612,648

		2,238,996
Diversified Financial Services 3.8%
CME Group, Inc. "A"	2,100	633,255
IntercontinentalExchange, Inc.*	1,200	148,248
JPMorgan Chase & Co.	61,800	2,848,980
PHH Corp.* (a)	4,200	91,434
The NASDAQ OMX Group, Inc.* (a)	7,900	204,136

		3,926,053
Insurance 5.6%
ACE Ltd.	14,600	944,620
Aflac, Inc.	9,500	501,410
Allied World Assurance Co. Holdings Ltd.	4,700	294,643
American International Group, Inc.* (a)	7,300	256,522
Axis Capital Holdings Ltd.	3,200	111,744
Berkshire Hathaway, Inc. "A"*	1	125,300
Chubb Corp.	11,200	686,672
Everest Re Group Ltd.	1,000	88,180
Hartford Financial Services Group, Inc. (a)	15,900	428,187
Lincoln National Corp.	9,600	288,384
Progressive Corp.	5,300	111,989
Reinsurance Group of America, Inc.	1,000	62,780
RenaissanceRe Holdings Ltd.	1,200	82,788
The Travelers Companies, Inc. (a)	31,800	1,891,464

		5,874,683
Real Estate Investment Trusts 0.7%
HCP, Inc. (REIT)	14,500	550,130
Public Storage (REIT)	600	66,546
Rayonier, Inc. (REIT)	1,100	68,541
SL Green Realty Corp. (REIT)	900	67,680

		752,897
Thrifts & Mortgage Finance 0.3%
People's United Financial, Inc.	21,500	270,470
Health Care 13.6%
Biotechnology 2.0%
Biogen Idec, Inc.* (a)	8,100	594,459
Cephalon, Inc.* (a)	20,000	1,515,600

		2,110,059
Health Care Providers & Services 6.4%
Aetna, Inc.	14,200	531,506
AMERIGROUP Corp.*	1,000	64,250
AmerisourceBergen Corp. (a)	28,700	1,135,372
Cardinal Health, Inc.	31,900	1,312,047
CIGNA Corp.	3,500	154,980
Coventry Health Care, Inc.*	23,900	762,171
Health Net, Inc.*	4,200	137,340
Humana, Inc.*	11,200	783,328
UnitedHealth Group, Inc.	38,900	1,758,280

		6,639,274
Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	1,900	99,598
Thermo Fisher Scientific, Inc.*	3,800	211,090

		310,688
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	20,800	549,744
Eli Lilly & Co.	53,200	1,871,044
Endo Pharmaceuticals Holdings, Inc.*	9,200	351,072
Forest Laboratories, Inc.*	47,800	1,543,940
Medicis Pharmaceutical Corp. "A"	2,900	92,916
Merck & Co., Inc.	9,900	326,799
Par Pharmaceutical Companies, Inc.*	5,900	183,372
Valeant Pharmaceuticals International, Inc.	2,700	134,487
Warner Chilcott PLC "A"	3,300	76,824

		5,130,198
Industrials 11.7%
Aerospace & Defense 5.4%
General Dynamics Corp.	14,000	1,071,840
Honeywell International, Inc.	16,900	1,009,099
Huntington Ingalls Industries, Inc.*	4,149	172,183
L-3 Communications Holdings, Inc.	3,500	274,085
Lockheed Martin Corp.	4,500	361,800
Northrop Grumman Corp. (a)	24,900	1,561,479
Raytheon Co.	23,200	1,180,184

		5,630,670
Air Freight & Logistics 0.9%
FedEx Corp.	8,400	785,820
United Parcel Service, Inc. "B"	1,900	141,208

		927,028
Airlines 0.2%
Alaska Air Group, Inc.*	3,500	221,970
Commercial Services & Supplies 0.4%
Cintas Corp.	2,300	69,621
R.R. Donnelley & Sons Co.	15,800	298,936

		368,557
Construction & Engineering 0.3%
EMCOR Group, Inc.*	6,800	210,596
KBR, Inc.	2,600	98,202

		308,798
Electrical Equipment 0.1%
Cooper Industries PLC	1,800	116,820
Industrial Conglomerates 1.9%
3M Co.	12,900	1,206,150
General Electric Co.	16,700	334,835
Tyco International Ltd.	10,500	470,085

		2,011,070
Machinery 1.0%
Dover Corp.	1,400	92,036
Eaton Corp.	10,200	565,488
Oshkosh Corp.*	11,100	392,718
Trinity Industries, Inc. (a)	1,300	47,671

		1,097,913
Professional Services 0.2%
Manpower, Inc.	3,300	207,504
Road & Rail 0.8%
Dollar Thrifty Automotive Group, Inc.*	1,000	66,730
Ryder System, Inc.	14,700	743,820

		810,550
Trading Companies & Distributors 0.5%
W.W. Grainger, Inc. (a)	3,800	523,184
Information Technology 18.2%
Communications Equipment 0.1%
Brocade Communications Systems, Inc.*	20,600	126,690
Computers & Peripherals 2.1%
Dell, Inc.*	33,000	478,830
EMC Corp.* (a)	10,700	284,085
Lexmark International, Inc. "A"*	17,000	629,680
SanDisk Corp.*	4,600	212,014
Western Digital Corp.*	17,000	633,930

		2,238,539
Electronic Equipment, Instruments & Components 4.3%
Anixter International, Inc. (a)	2,400	167,736
Arrow Electronics, Inc.*	18,800	787,344
Avnet, Inc.*	11,000	374,990
Corning, Inc.	22,000	453,860
Flextronics International Ltd.*	20,000	149,400
Ingram Micro, Inc. "A"*	18,800	395,364
Power-One, Inc.*	6,400	56,000
TE Connectivity Ltd.	29,100	1,013,262
Tech Data Corp.*	10,100	513,686
Vishay Intertechnology, Inc.* (a)	30,500	541,070

		4,452,712
Internet Software & Services 1.4%
AOL, Inc.*	13,400	261,702
Baidu, Inc. (ADR)*	4,500	620,145
IAC/InterActiveCorp.* (a)	18,300	565,287

		1,447,134
IT Services 4.9%
Accenture PLC "A"	5,000	274,850
Automatic Data Processing, Inc.	15,000	769,650
Computer Sciences Corp.	25,524	1,243,785
Fiserv, Inc.*	4,400	275,968
International Business Machines Corp.	13,800	2,250,366
MasterCard, Inc. "A"	400	100,688
VeriFone Systems, Inc.*	3,000	164,850
Western Union Co.	2,700	56,079

		5,136,236
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc. (a)	8,000	315,040
Applied Materials, Inc.	60,400	943,448
Intel Corp.	51,000	1,028,670
KLA-Tencor Corp.	4,100	194,217
Lam Research Corp.*	2,700	152,982
Micron Technology, Inc.*	70,400	806,784
SunPower Corp. "A"* (a)	8,200	140,548
Teradyne, Inc.*	7,200	128,232

		3,709,921
Software 1.8%
Activision Blizzard, Inc.	14,700	161,259
CA, Inc.	7,100	171,678
Microsoft Corp.	52,075	1,320,622
Symantec Corp.*	12,800	237,312

		1,890,871
Materials 4.8%
Chemicals 2.7%
Ashland, Inc.	2,600	150,176
Dow Chemical Co.	12,200	460,550
E.I. du Pont de Nemours & Co.	15,800	868,526
Lubrizol Corp.	4,700	629,612
Monsanto Co.	7,500	541,950
Potash Corp. of Saskatchewan, Inc.	2,800	165,004

		2,815,818
Metals & Mining 1.5%
Alcoa, Inc. (a)	29,300	517,145
Barrick Gold Corp.	15,800	820,178
Coeur d'Alene Mines Corp.*	6,200	215,636

		1,552,959
Paper & Forest Products 0.6%
Domtar Corp.	2,600	238,628
International Paper Co.	8,300	250,494
MeadWestvaco Corp.	3,000	90,990

		580,112
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	51,700	1,992,518
Wireless Telecommunication Services 0.6%
Vodafone Group PLC (ADR)	22,200	638,250
Utilities 2.5%
Electric Utilities 1.3%
Duke Energy Corp. (a)	37,600	682,440
Entergy Corp.	1,900	127,699
Exelon Corp.	6,900	284,556
Pepco Holdings, Inc.	3,100	57,815
PPL Corp.	8,500	215,050

		1,367,560
Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc.	3,300	102,729
NRG Energy, Inc.* (a)	38,141	821,557

		924,286
Multi-Utilities 0.3%
Ameren Corp.	9,200	258,244

Total Common Stocks (Cost $88,807,449)		104,683,781
Securities Lending Collateral 15.6%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $16,222,550)	16,222,550	16,222,550
Cash Equivalents 0.6%
Central Cash Management Fund, 0.17% (b) (Cost $587,495)	587,495	587,495

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $105,617,494) †	116.6	121,493,826
Other Assets and Liabilities, Net (a)	(16.6)	(17,253,766)

Net Assets	100.0	104,240,060

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $106,492,859.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $15,000,967.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,189,488 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,188,521.

(a)
All or a portion of these securities were on loan amounting to $15,317,019. In addition, included in other assets and liabilities, net are pending sales, amounting to $405,887, that are also on loan.  The value of all securities loaned at March 31, 2011 amounted to $15,722,906 which is 15.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/17/2011	18	1,188,900	31,738

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$104,683,781	$—	$—	$104,683,781
Short-Term Investments(d)	16,810,045	—	—	16,810,045
Derivatives(e)	31,738	—	—	31,738
Total	$121,525,564	$—	$—	$121,525,564

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$31,738

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Health Care VIP
	Shares	Value ($)
Common Stocks 97.4%
Health Care 97.4%
Biotechnology 21.7%
Acorda Therapeutics, Inc.*	3,991	92,591
Alexion Pharmaceuticals, Inc.*	10,545	1,040,581
Allos Therapeutics, Inc.*	44,675	141,620
AMAG Pharmaceuticals, Inc.*	5,095	85,087
Amgen, Inc.*	26,671	1,425,565
Amylin Pharmaceuticals, Inc.*	11,727	133,336
ArQule, Inc.*	21,500	153,940
Biogen Idec, Inc.*	8,087	593,505
BioMarin Pharmaceutical, Inc.*	22,673	569,772
Celera Corp.*	15,329	124,318
Celgene Corp.*	21,916	1,260,827
Dendreon Corp.*	6,266	234,536
Exelixis, Inc.*	12,514	141,408
Gen-Probe, Inc.*	3,830	254,121
Gilead Sciences, Inc.*	23,419	993,902
Halozyme Therapeutics, Inc.*	32,400	217,404
Human Genome Sciences, Inc.*	9,853	270,465
ImmunoGen, Inc.*	24,500	222,215
Immunomedics, Inc.*	29,700	113,454
Incyte Corp.*	29,614	469,382
Intercell AG*	5,637	71,811
InterMune, Inc.*	4,000	188,760
Myriad Genetics, Inc.*	3,761	75,784
Onyx Pharmaceuticals, Inc.*	5,434	191,168
Regeneron Pharmaceuticals, Inc.*	7,641	343,387
Theravance, Inc.*	5,042	122,117
United Therapeutics Corp.*	7,959	533,412
Vertex Pharmaceuticals, Inc.*	15,819	758,205

		10,822,673
Health Care Services 20.7%
Aetna, Inc.	16,400	613,852
Allscripts Healthcare Solutions, Inc.*	13,589	285,233
Cardinal Health, Inc.	14,379	591,408
Centene Corp.*	8,827	291,114
Cerner Corp.*	5,258	584,690
CIGNA Corp.	11,300	500,364
Coventry Health Care, Inc.*	8,766	279,548
CVS Caremark Corp.	11,318	388,434
Express Scripts, Inc.*	19,737	1,097,575
Fresenius Medical Care AG & Co. KGaA	10,473	703,378
Laboratory Corp. of America Holdings*	3,895	358,846
McKesson Corp.	14,388	1,137,371
MedAssets, Inc.*	5,844	89,238
Medco Health Solutions, Inc.*	13,910	781,186
Quest Diagnostics, Inc.	4,541	262,106
SXC Health Solutions Corp.*	5,200	284,960
Tenet Healthcare Corp.*	21,540	160,473
UnitedHealth Group, Inc.	35,563	1,607,448
WellPoint, Inc.	4,600	321,034

		10,338,258
Life Sciences Tools & Services 5.1%
Life Technologies Corp.*	16,198	849,099
PerkinElmer, Inc.	19,054	500,549
Thermo Fisher Scientific, Inc.*	16,598	922,019
Waters Corp.*	2,978	258,788

		2,530,455
Medical Supply & Specialty 18.9%
Accuray, Inc.*	17,830	161,005
American Medical Systems Holdings, Inc.*	12,939	280,000
Baxter International, Inc.	18,835	1,012,758
Becton, Dickinson & Co.	8,264	657,980
BioMimetic Therapeutics, Inc.*	7,040	92,294
C.R. Bard, Inc.	4,076	404,788
Covidien PLC	22,976	1,193,373
Hologic, Inc.*	8,799	195,338
Hospira, Inc.*	6,852	378,230
Kinetic Concepts, Inc.*	7,149	389,049
Lonza Group AG (Registered)	2,408	201,999
Medtronic, Inc.	33,449	1,316,218
Merit Medical Systems, Inc.*	14,609	286,629
Sirona Dental Systems, Inc.*	3,711	186,144
Spectranetics Corp.*	16,885	79,528
St. Jude Medical, Inc.	18,062	925,858
Stryker Corp.	10,559	641,987
Thoratec Corp.*	9,550	247,632
Wright Medical Group, Inc.*	5,945	101,124
Zimmer Holdings, Inc.*	10,713	648,458

		9,400,392
Pharmaceuticals 31.0%
Abbott Laboratories	30,292	1,485,823
Allergan, Inc.	8,500	603,670
Ardea Biosciences, Inc.*	7,300	209,437
Auxilium Pharmaceuticals, Inc.*	15,153	325,335
Bristol-Myers Squibb Co.	41,884	1,106,994
Cephalon, Inc.*	4,215	319,413
Eli Lilly & Co.	6,678	234,865
Forest Laboratories, Inc.*	15,000	484,500
Impax Laboratories, Inc.*	8,925	227,141
Johnson & Johnson	28,150	1,667,888
Merck & Co., Inc.	51,759	1,708,565
Mylan, Inc.*	31,814	721,223
Novartis AG (Registered)	12,409	673,072
Pacira Pharmaceuticals, Inc.*	17,924	127,260
Pfizer, Inc.	135,457	2,751,132
Pharmasset, Inc.*	1,893	148,998
Questcor Pharmaceuticals, Inc.*	19,635	282,940
Roche Holding AG (Genusschein)	3,522	503,088
Salix Pharmaceuticals Ltd.*	7,700	269,731
Shire PLC (ADR)	6,532	568,937
Valeant Pharmaceuticals International, Inc.	10,653	530,626
Warner Chilcott PLC "A"	20,141	468,882

		15,419,520

Total Common Stocks (Cost $32,637,374)		48,511,298
Cash Equivalents 2.2%
Central Cash Management Fund, 0.17% (a) (Cost $1,112,886)	1,112,886	1,112,886

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $33,750,260) †	99.6	49,624,184
Other Assets and Liabilities, Net	0.4	186,618

Net Assets	100.0	49,810,802

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $34,181,861.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $15,442,323.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,389,264 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $946,941.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$10,750,862	$71,811	$—	$10,822,673
Health Care Services	9,634,880	703,378	—	10,338,258
Life Sciences Tools & Services	2,530,455	—	—	2,530,455
Medical Supply & Specialty	9,198,393	201,999	—	9,400,392
Pharmaceuticals	14,243,360	1,176,160	—	15,419,520
Short-Term Investments(b)	1,112,886	—	—	1,112,886
Total	$47,470,836	$2,153,348	$—	$49,624,184

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS International VIP
	Shares	Value ($)
Common Stocks 93.0%
Australia 6.8%
Australia & New Zealand Banking Group Ltd.	134,879	3,321,782
BHP Billiton Ltd. (a)	132,607	6,386,263
National Australia Bank Ltd.	101,507	2,714,088
Newcrest Mining Ltd.	27,592	1,136,454
Wesfarmers Ltd.	73,691	2,422,344
Woodside Petroleum Ltd.	66,708	3,229,172

(Cost $15,371,917)		19,210,103
Brazil 0.6%
Banco Santander Brasil SA (Units) (Cost $2,163,675)	146,403	1,775,506
China 0.6%
Industrial & Commercial Bank of China Ltd. "H" (Cost $1,543,604)	2,018,366	1,676,231
Denmark 2.4%
A P Moller-Maersk AS "B" (a)	296	2,784,353
Carlsberg AS "B"	13,939	1,500,883
Novo Nordisk AS "B" (a)	19,428	2,440,870

(Cost $4,883,960)		6,726,106
Finland 2.2%
Fortum Oyj (a)	93,530	3,175,914
Sampo Oyj "A"	92,073	2,937,235

(Cost $5,423,528)		6,113,149
France 8.6%
Air Liquide SA	14,776	1,963,385
AXA SA	47,757	997,959
BNP Paribas	36,061	2,637,561
Compagnie Generale de Geophysique-Veritas*	53,340	1,923,475
GDF Suez	36,797	1,499,275
LVMH Moet Hennessy Louis Vuitton SA	10,066	1,593,460
Sanofi-Aventis	20,840	1,461,216
Schneider Electric SA	21,374	3,653,121
Societe Generale	43,732	2,841,644
Technip SA	2	213
Total SA	91,104	5,546,029

(Cost $20,306,237)		24,117,338
Germany 10.5%
Adidas AG	45,164	2,845,404
Allianz SE (Registered)	18,559	2,604,668
BASF SE	50,896	4,402,080
Bayer AG (Registered)	36,573	2,832,059
Daimler AG (Registered)* (a)	52,644	3,719,161
Deutsche Lufthansa AG (Registered)*	63,783	1,351,831
Linde AG	17,960	2,836,726
MAN SE	10,828	1,350,398
SAP AG	57,250	3,505,018
Siemens AG (Registered)	29,635	4,061,695

(Cost $25,181,428)		29,509,040
Hong Kong 2.4%
AIA Group Ltd.*	496,827	1,529,720
Hong Kong Exchanges & Clearing Ltd.	115,932	2,514,315
Hongkong Electric Holdings Ltd.	406,705	2,711,001

(Cost $6,410,505)		6,755,036
Italy 3.7%
Eni SpA	116,994	2,873,380
Intesa Sanpaolo	715,050	2,115,913
Saipem SpA	41,096	2,184,629
UniCredit SpA	1,351,519	3,340,409

(Cost $9,487,304)		10,514,331
Japan 19.7%
Canon, Inc.	132,065	5,747,479
FANUC Corp.	34,788	5,265,460
Honda Motor Co., Ltd.	111,792	4,199,928
Kao Corp. (a)	118,076	2,945,512
Komatsu Ltd.	141,618	4,809,700
Kubota Corp. (a)	229,673	2,164,747
Mitsubishi Corp.	205,209	5,696,412
Mitsui O.S.K Lines Ltd.	627,119	3,611,325
NTT DoCoMo, Inc. (a)	2,696	4,738,582
Panasonic Corp.	209,682	2,667,030
Seven & I Holdings Co., Ltd.	110,489	2,818,678
Shin-Etsu Chemical Co., Ltd.	92,176	4,582,204
Sumitomo Mitsui Financial Group, Inc. (a)	104,975	3,263,589
Takeda Pharmaceutical Co., Ltd. (a)	61,442	2,866,013

(Cost $49,632,193)		55,376,659
Mexico 0.8%
America Movil SAB de CV “L” (Cost $2,036,853)	734,889	2,137,115
Netherlands 4.0%
ING Groep NV (CVA)*	276,857	3,504,181
Koninklijke (Royal) KPN NV (a)	106,256	1,810,043
Koninklijke DSM NV	59,365	3,647,545
Unilever NV (CVA)	69,385	2,175,604

(Cost $9,861,022)		11,137,373
Norway 0.6%
Yara International ASA (Cost $1,953,641)	33,536	1,699,161
Russia 3.6%
Gazprom OAO (ADR)	108,694	3,515,164
LUKOIL (ADR)	39,918	2,849,746
Mechel (ADR) (a)	88,477	2,724,207
Sberbank of Russia	257,321	967,012

(Cost $8,688,746)		10,056,129
Singapore 2.6%
Keppel Corp., Ltd.	322,091	3,142,974
Oversea-Chinese Banking Corp., Ltd.	366,991	2,789,190
Singapore Airlines Ltd.	117,806	1,284,137

(Cost $6,319,103)		7,216,301
Spain 2.2%
Repsol YPF SA	102,642	3,516,596
Telefonica SA	108,728	2,721,987

(Cost $5,448,109)		6,238,583
Sweden 1.5%
Swedbank AB "A" (a)	116,726	1,997,245
Volvo AB "B"* (a)	132,264	2,325,972

(Cost $3,739,409)		4,323,217
Switzerland 3.7%
Compagnie Financiere Richemont SA "A"	40,721	2,351,932
Nestle SA (Registered)	54,110	3,101,678
Syngenta AG (Registered)	4,559	1,481,613
Xstrata PLC	150,227	3,511,283

(Cost $6,708,270)		10,446,506
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,147,196)	1,051,788	2,525,164
United Kingdom 15.6%
AMEC PLC	119,338	2,283,902
AstraZeneca PLC	59,327	2,724,784
BG Group PLC	181,123	4,506,545
Diageo PLC	119,435	2,270,431
HSBC Holdings PLC	403,153	4,145,589
Imperial Tobacco Group PLC	85,327	2,637,706
InterContinental Hotels Group PLC	65,489	1,342,633
Legal & General Group PLC	1,460,870	2,699,742
Old Mutual PLC	958,041	2,090,168
Prudential PLC	134,508	1,524,469
Rio Tinto PLC	55,013	3,864,547
Royal Bank of Scotland Group PLC*	3,096,196	2,026,005
Standard Chartered PLC	125,775	3,262,591
Vodafone Group PLC	1,797,736	5,090,130
WPP PLC	282,863	3,487,212

(Cost $40,509,174)		43,956,454

Total Common Stocks (Cost $227,815,874)		261,509,502
Preferred Stocks 2.1%
Brazil 1.1%
Petroleo Brasileiro SA	94,650	1,652,817
Vale SA "A"	53,943	1,565,772

(Cost $2,991,358)		3,218,589
Germany 0.4%
Volkswagen AG (Cost $1,076,686)	6,414	1,040,341
Korea 0.6%
Samsung Electronics Co., Ltd. (Cost $1,408,191)	2,807	1,599,321

Total Preferred Stocks (Cost $5,476,235)		5,858,251
Securities Lending Collateral 12.3%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $34,588,775)	34,588,775	34,588,775
Cash Equivalents 4.5%
Central Cash Management Fund, 0.17% (b) (Cost $12,575,488)	12,575,488	12,575,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $280,456,372) †	111.9	314,532,016
Other Assets and Liabilities, Net	(11.9)	(33,502,975)

Net Assets	100.0	281,029,041

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $281,630,228.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $32,901,788.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,485,192 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,583,404.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $32,983,910 which is 11.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At March 31, 2011 the DWS International VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stocks

Financials	59,276,812	22.2%
Industrials	41,502,125	15.5%
Materials	39,801,240	14.9%
Energy	34,081,668	12.7%
Consumer Discretionary	23,247,101	8.7%
Consumer Staples	19,872,836	7.4%
Telecommunication Services	16,497,857	6.2%
Information Technology	13,376,982	5.0%
Health Care	12,324,942	4.6%
Utilities	7,386,190	2.8%
Total	267,367,753	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks(d)
Australia	$—	$19,210,103	$—	$19,210,103
Brazil	4,994,095	—	—	4,994,095
China	—	1,676,231	—	1,676,231
Denmark	—	6,726,106	—	6,726,106
Finland	—	6,113,149	—	6,113,149
France	—	24,117,338	—	24,117,338
Germany	—	30,549,381	—	30,549,381
Hong Kong	—	6,755,036	—	6,755,036
Italy	—	10,514,331	—	10,514,331
Japan	—	55,376,659	—	55,376,659
Korea	—	1,599,321	—	1,599,321
Mexico	2,137,115	—	—	2,137,115
Netherlands	—	11,137,373	—	11,137,373
Norway	—	1,699,161	—	1,699,161
Russia	5,573,953	4,482,176	—	10,056,129
Singapore	—	7,216,301	—	7,216,301
Spain	—	6,238,583	—	6,238,583
Sweden	—	4,323,217	—	4,323,217
Switzerland	—	10,446,506	—	10,446,506
Taiwan	—	2,525,164	—	2,525,164
United Kingdom	—	43,956,454	—	43,956,454
Short-Term Investments(d)	47,164,263	—	—	47,164,263
Total	$59,869,426	$254,662,590	$—	$314,532,016

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011